Management and assessment of financial risks	6 Months Ended
Jun. 30, 2025
Financial Risk Management [Abstract]
Management and assessment of financial risks	Management and assessment of financial risks
The Group is exposed to interest rate risk, credit risk, foreign currency risk and liquidity risk. The Group has not identified any significant changes in the identified credit and interest rate risks as of June 30, 2025 compared to December 31, 2024.
Liquidity risk
The remaining contractual maturities of financial liabilities as of December 31, 2024 and June 30, 2025 are presented in Note 15.8.
The Group's estimate of its cash runway as of the date of approval of these financial statements is set forth in Note 2 - Going concern.
Foreign currency risk
The Group is exposed to a risk of exchange rates fluctuations on commercial transactions performed in currencies different from the functional currency of the Group entity recording the transactions.
For six-month period ended June 30, 2025, expenses in U.S. dollars totaled €7,408 thousand based on the average annual exchange rate on that date. As a result, an adverse 10% change in the exchange rate for the U.S. dollar against the euro would have resulted in a foreign exchange rate loss of approximately €823 thousand for the six-month period ended June 30, 2025.
At this stage, the Group has not adopted any other recurring mechanism of hedging to protect its activity against currency fluctuations.
From time to time, the Group may nevertheless subscribe currency term accounts in order to cover a commitment in currency as described above. The Group may consider in the future using a suitable policy to hedge exchange risks in a more significant manner if needed.